Stockholders' Deficit - Schedule Of Common Stock Reserved For Future Issuance (Details) - shares	Sep. 30, 2025		Dec. 31, 2024
Common Stock Reserved For Future Issuance [Line Items]
Common stock	250,523,000		173,751
Redeemable Convertible Preferred Stock [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock			93,963,000
Outstanding stock options [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	55,990,000		74,211,000
Shares available for issuance under equity incentive plan [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	28,195,000		2,175,000
Redeemable convertible preferred stock warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock			1,969,000
Common stock warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	65,235,000	[1]	1,433
Earn Out Securities [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	74,998,000
Cumulative Redeemable Convertible Preferred Stock [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	14,216,000
Sponsor Earn Out Securities [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	6,250,000
Shares Available For Issuance Under The ESPP [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	5,639,000

[1]	Common stock warrants include both equity-classified and liability-classified warrants (see Note 9).